Derivative Financial Assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Derivative Financial Assets
14.	DERIVATIVE FINANCIAL ASSET S

			As of December 31,
	Notes		2021	2022
			HK$	HK$
Upside Participation and Profit Distribution Agreements	(a	)	969,894,519	1,305,256,317
Future Settlement Contract	(b	)	—	137,877,845

			969,894,519	1,443,134,162

Note (a)
On April 1, 2019, two subsidiaries of the Group entered into “Upside Participation and Profit Distribution Agreements” (the “Agreements”) with a counterparty in relation to the movement of the share price of the entirety of the listed shares of Investment A (Note 13) that the Group owns (“Underlying Assets”). The Agreements have an original term of 12 months and can be extended for any further period or terminated at any time upon mutual agreement of the contracting parties. Pursuant to the Agreements:

(a)
The counterparty is entitled to 25% (the “Sharing Percentage”) of the gain of the Underlying Assets if the quoted market price or disposal price of the Underlying Assets is higher than HK$8.1 per share (the “Underlying Price”);

(b)	The counterparty shall pay a sum equivalent to the loss if the quoted market price or disposal price of the Underlying Assets is lower than Underlying Price (“Participation Cost”); and

(c)
Dividend or cash distributions generated from the Underlying Assets during the term of the Agreements shall be received by the Group for its sole benefit and shall not be included in the computation of the Profit or the Participation Cost.

Further addendums to the Agreements were entered into on June 30, July 1, September 30 and December 31, 2019, March 31, June 26, June 30, September 30 and December 31, 2020 (the “Addendums”), where:

•
On June 30, 2019, the term of the Agreements was modified from 12 months to 3 months and could be roll-forward for an additional three-month period upon mutual agreement between the contracting parties provided that the Underlying Assets are not fully disposed by the Group on the termination date.

•
On July 1, 2019, the Agreements were extended for a
3-month
period to September 30, 2019 and the Underlying Price was modified from HK$8.1 to HK$9.0 and the Sharing Percentage was modified from 25% to 40%.

•	On September 30 and December 31, 2019 and March 31, 2020, the Agreements were extended for another three-month period and thus lastly to June 30, 2020.

•
On June 26, 2020, the underlying listed shares have been partially sold, in which 176,766,469 underlying shares were sold to the counterparty at the disposal price of HK$5.5 per share, and HK$618,682,641 was paid by the counterparty to settle 176,766,469 notional of the derivatives reflecting the difference between disposal price and Underlying Price. Accordingly, corresponding revisions were made to the Agreements to reflect the reduction in the number of underlying listed shares.

•	On June 30 and September 30, the Agreements were further extended for an additional three months period and thus till December 31, 2020.

•	On October 27, 2020, the Agreements was novated by the original counterparty to an external third party.

•
On December 31, 2020, March 31, 2021, June 30, 2021, September 30, 2021, December 31, 2021 and March 31, 2022 and June 30 2022, the Agreements were extended for an additional three month period in each case and thus cumulatively till December 31, 2022.

•
In December 2022, the underlying listed shares have been partially sold, in which 2,673,000 underlying shares were sold in the market at the average disposal price of HK$3.27 per share, and HK$15,306,985 was due from the counterparty to settle 2,673,000 notional of the derivatives reflecting the difference between the average disposal price and Underlying Price. Accordingly, corresponding revisions were made to the Agreements to reflect the reduction in the number of underlying listed shares.

•	On December 31, 2022, the Agreements were further extended for an additional three months period and thus till March 31, 2023.
In December 2019, the controlling person of the original counterparty, with which the Group has entered into the Agreements, was appointed as a Director to the Board of Directors of the Company. Accordingly, the counterparty became a related party of the Company until October 27, 2020 when the Agreements were novated to an external party.
The Agreements together with the Addendums satisfied the definition of derivative financial asset in accordance with IFRS 9 and were stated at fair value with any subsequent changes recognized in profit or loss.
The table below shows the movement of:

(i)	the profit or loss not recognized when the derivative financial asset was initially recognized (Day 1 profit or loss);

(ii)	net carrying amount presented in the consolidated statements of financial position; and

(iii)	net changes in fair value on derivative financial asset presented in the consolidated statements of profit or loss and other comprehensive income

	Fair value using valuation technique	Day 1 (profit)/loss	Net carrying amount	Net changes in fair value recognized in profit or loss
	HK$	HK$	HK$	HK$
At December 31, 2020	1,036,169,019	(12,266,453)	1,023,902,566	—
Recognized in profit and loss prior to contract renegotiation on March 31, 2021
—Changes in fair value	(12,266,453)	—	(12,266,453)	(12,266,453)
—Recognition of day 1 profit or loss	—	12,266,453	12,266,453	12,266,453

At March 31, 2021	1,023,902,566	—	1,023,902,566	—
Contract renegotiation on March 31, 2021	(1,678,713)	1,678,713	—	—

At March 31, 2021	1,022,223,853	1,678,713	1,023,902,566	—
Recognized in profit and loss prior to contract renegotiation on June 30, 2021
—Changes in fair value	(34,326,652)	—	(34,326,652)	(34,326,652)
—Recognition of day 1 profit or loss	—	(1,678,713)	(1,678,713)	(1,678,713)

At June 30, 2021	987,897,201	—	987,897,201	(36,005,365)
Contract renegotiation on June 30, 2021	2,956,755	(2,956,755)	—	—

At June 30, 2021	990,853,956	(2,956,755)	987,897,201	(36,005,365)
Recognized in profit and loss prior to contract renegotiation on September 30, 2021
—Changes in fair value	89,306,993	—	89,306,993	89,306,993
—Recognition of day 1 profit or loss	—	2,956,755	2,956,755	2,956,755

At September 30, 2021	1,080,160,949	—	1,080,160,949	56,258,383
Contract renegotiation on September 30, 2021	1,046,618	(1,046,618)	—	—

At September 30, 2021	1,081,207,567	(1,046,618)	1,080,160,949	56,258,383
Recognized in profit and loss prior to contract renegotiation on December 31, 2021
—Changes in fair value	(111,313,048)	—	(111,313,048)	(111,313,048)
—Recognition of day 1 profit or loss	—	1,046,618	1,046,618	1,046,618

At December 31, 2021	969,894,519	—	969,894,519	(54,008,047)
Contract renegotiation on December 31, 2021	(1,507,769)	1,507,769	—	—

At December 31, 2021	968,386,750	1,507,769	969,894,519	(54,008,047)

	Fair value using valuation technique	Day 1 (profit)/loss	Net carrying amount	Net changes in fair value recognized in profit or loss
	HK$	HK$	HK$	HK$
At December 31, 2021	968,386,750	1,507,769	969,894,519	—
Recognized in profit and loss prior to contract renegotiation on March 31, 2022
—Changes in fair value	201,787,611	—	201,787,611	201,787,611
—Recognition of day 1 profit or loss	—	(1,507,769)	(1,507,769)	(1,507,769)

At March 31, 2022	1,170,174,361	—	1,170,174,361	200,279,842
Contract renegotiation on March 31, 2022	42,824,157	(42,824,157)	—	—

At March 31, 2022	1,212,998,518	(42,824,157)	1,170,174,361	200,279,842
Recognized in profit and loss prior to contract renegotiation on June 30, 2022
—Changes in fair value	44,938,920	—	44,938,920	44,938,920
—Recognition of day 1 profit or loss	—	42,824,157	42,824,157	42,824,157

At June 30, 2022	1,257,937,438	—	1,257,937,438	288,042,919
Contract renegotiation on June 30, 2022	(9,371,394)	9,371,394	—	—

At June 30, 2022	1,248,566,044	9,371,394	1,257,937,438	288,042,919
Recognized in profit and loss prior to contract renegotiation on September 30, 2022
—Changes in fair value	83,632,460	—	83,632,460	83,632,460
—Recognition of day 1 profit or loss	—	(9,371,394)	(9,371,394)	(9,371,394)

At September 30, 2022	1,332,198,504	—	1,332,198,504	362,303,985
Contract renegotiation on September 30, 2022	(16,356,494)	16,356,494	—	—

At September 30, 2022	1,315,842,010	16,356,494	1,332,198,504	362,303,985
Recognized in profit and loss prior to contract renegotiation on December 31, 2022
—Changes in fair value	934,937	—	934,937	934,937
—Partial settlement	(15,306,985)	—	(15,306,985)	—
—Realized gain upon disposal	3,786,355	—	3,786,355	—
—Recognition of day 1 profit or loss	—	(16,356,494)	(16,356,494)	(16,356,494)

At December 31, 2022	1,305,256,317	—	1,305,256,317	346,882,428
Contract renegotiation on December 31, 2022	80,156	(80,156)	—	—

At December 31, 2022	1,305,336,473	(80,156)	1,305,256,317	346,882,428

As of December 31, 2022, the counterparty of the derivative contracts pledged certain listed securities as collateral in favour of the Company which had a market value of HK$3,781,638,616 (2021: HK$3,089,570,978).
Note (b)
In June 2022, the Group entered
 into
 a future settlement contract with a counterparty, pursuant to which the Group is entitled to receive certain listed equity shares at a mutually agreed price at HK$
415,401,202
in
aggregate (the “Future Settlement Contract”)

within one year
.
 The fair value of the underlying shares as of December 31, 2022 was HK$
553,279,047
. The Future Settlement Contract was accounted for as a derivative financial asset and the net fair value changes recognized in profit or loss was HK$
137,877,845
for the year ended December 31, 2022.